Note 20 - Information on the Asset Types and the Associated Transactions (Detail) - Information on the Asset Types and the Associated Transactions [Member] - EUR (€) € in Millions		Dec. 31, 2024		Dec. 31, 2023
Trading securities not derecognized due to the following transactions:
Repurchase agreements		€ 40,438		€ 45,106
Securities lending agreements		8,313		10,155
Total return swaps		14,013		4,483
Other		2,523		5,060
Total trading securities, assets		65,288		64,804
Other trading assets		51		138
Non-trading financial assets mandatory at fair value through profit and loss		107		203
Financial assets at fair value through other comprehensive income		5,134		7,080
Loans at amortized cost	[1]	17	[2]	26
Other		4,335		8,674
Total		74,931		80,924
Carrying amount of associated liabilities		€ 66,654		€ 70,706

[1]	Other traded loans where the associated liability is recourse only to the transferred assets had carrying value and fair value of € 0 million and € 20 million as at December 31, 2024 and December 31, 2023 respectively. The associated liabilities had the same carrying value and fair value which resulted in a net position of € 0 million and € 0 million as at December 31, 2024 and December 31, 2023 respectively
[2]	Other traded loans where the associated liability is recourse only to the transferred assets had carrying value and fair value of € 0 million and € 20 million as at December 31, 2024 and December 31, 2023 respectively. The associated liabilities had the same carrying value and fair value which resulted in a net position of € 0 million and € 0 million as at December 31, 2024 and December 31, 2023 respectively